Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Basic Materials (1.9%)
Linde plc	194,377	49,842
Air Products & Chemicals Inc.	81,643	22,871
Newmont Corp.	297,026	17,471
DuPont de Nemours Inc.	272,200	17,268
Dow Inc.	275,000	14,578
Fastenal Co.	211,286	10,448
LyondellBasell Industries NV Class A	94,978	8,083
International Paper Co.	144,400	7,145
Nucor Corp.	111,294	5,976
Celanese Corp. Class A	43,500	5,626
FMC Corp.	47,510	5,512
Albemarle Corp.	38,860	5,284
Eastman Chemical Co.	49,800	4,850
Avery Dennison Corp.	30,640	4,576
^ International Flavors & Fragrances Inc.	39,719	4,452
CF Industries Holdings Inc.	77,739	2,900
Steel Dynamics Inc.	73,700	2,669
Westlake Chemical Corp.	12,600	947
		190,498
Consumer Discretionary (17.9%)
* Amazon.com Inc.	156,910	497,097
* Tesla Inc.	273,580	155,284
Home Depot Inc.	397,386	110,239
Walt Disney Co.	668,696	98,974
* Netflix Inc.	157,361	77,217
Costco Wholesale Corp.	163,410	64,019
NIKE Inc. Class B	447,982	60,343
McDonald's Corp.	275,432	59,890
Lowe's Cos. Inc.	279,512	43,554
Starbucks Corp.	432,554	42,399
Target Corp.	185,090	33,229
* Booking Holdings Inc.	15,095	30,619
TJX Cos. Inc.	443,232	28,150
* MercadoLibre Inc.	17,000	26,407
* Uber Technologies Inc.	510,200	25,337
Activision Blizzard Inc.	282,699	22,469
Dollar General Corp.	93,283	20,390
Estee Lauder Cos. Inc. Class A	82,031	20,124
* Lululemon Athletica Inc.	41,941	15,527
* Spotify Technology SA	48,500	14,131
Ross Stores Inc.	128,670	13,835
* Electronic Arts Inc.	105,635	13,495
* Chipotle Mexican Grill Inc. Class A	10,304	13,286
Ford Motor Co.	1,442,347	13,097

eBay Inc.	245,600	12,386
* O'Reilly Automotive Inc.	27,095	11,988
Yum! Brands Inc.	111,100	11,754
Aptiv plc	98,757	11,722
VF Corp.	119,443	9,962
* AutoZone Inc.	8,611	9,796
* Dollar Tree Inc.	86,976	9,501
Best Buy Co. Inc.	84,023	9,142
DR Horton Inc.	121,712	9,068
* Copart Inc.	74,700	8,624
Yum China Holdings Inc.	147,782	8,332
Lennar Corp. Class A	101,541	7,703
* Take-Two Interactive Software Inc.	41,500	7,491
* Etsy Inc.	43,900	7,055
ViacomCBS Inc. Class B	199,501	7,038
Garmin Ltd.	55,128	6,437
* Wayfair Inc.	24,700	6,283
Expedia Group Inc.	49,590	6,173
Tractor Supply Co.	42,538	5,990
Tiffany & Co.	44,527	5,854
Domino's Pizza Inc.	14,400	5,653
* CarMax Inc.	60,164	5,624
* Ulta Beauty Inc.	19,939	5,491
* Burlington Stores Inc.	23,800	5,201
Darden Restaurants Inc.	47,767	5,158
Genuine Parts Co.	52,009	5,116
Omnicom Group Inc.	78,833	4,966
* NVR Inc.	1,240	4,957
Whirlpool Corp.	22,718	4,421
Hasbro Inc.	47,500	4,419
PulteGroup Inc.	99,480	4,340
Fortune Brands Home & Security Inc.	50,431	4,211
Vail Resorts Inc.	14,600	4,027
* LKQ Corp.	111,091	3,913
Advance Auto Parts Inc.	24,525	3,622
BorgWarner Inc.	90,290	3,508
Fox Corp. Class A	119,530	3,447
* Live Nation Entertainment Inc.	52,300	3,434
* Lyft Inc. Class A	89,500	3,416
Interpublic Group of Cos. Inc.	145,213	3,235
Lear Corp.	21,956	3,139
Rollins Inc.	54,100	3,093
Newell Brands Inc.	141,027	2,998
Gentex Corp.	91,745	2,991
* Discovery Inc. Class C	122,198	2,935
Aramark	82,987	2,905
Autoliv Inc.	32,445	2,889
Sirius XM Holdings Inc.	440,600	2,860
* Mohawk Industries Inc.	21,543	2,711
* Liberty Media Corp -Liberty SiriusXM Class C	65,100	2,670
Southwest Airlines Co.	55,172	2,557
Delta Air Lines Inc.	59,659	2,401
News Corp. Class A	134,400	2,372
Nielsen Holdings plc	133,159	2,153
Fox Corp. Class B	61,172	1,736
* Discovery Inc. Class A	53,966	1,452
* Liberty Media Corp -Liberty SiriusXM Class A	29,200	1,195

* United Airlines Holdings Inc.	26,341	1,187
News Corp. Class B	52,500	935
American Airlines Group Inc.	51,494	728
Lennar Corp. Class B	3,400	206
		1,805,683
Consumer Staples (5.5%)
Procter & Gamble Co.	901,647	125,212
PepsiCo Inc.	513,500	74,062
Coca-Cola Co.	1,430,000	73,788
CVS Health Corp.	482,916	32,737
Mondelez International Inc. Class A	522,627	30,025
Colgate-Palmolive Co.	311,566	26,682
Kimberly-Clark Corp.	125,250	17,448
General Mills Inc.	224,599	13,660
Sysco Corp.	178,492	12,725
* Monster Beverage Corp.	136,845	11,602
McKesson Corp.	59,876	10,772
Corteva Inc.	277,000	10,615
Walgreens Boots Alliance Inc.	266,780	10,140
Clorox Co.	46,742	9,487
Kroger Co.	284,600	9,392
McCormick & Co. Inc.	45,864	8,576
Hershey Co.	54,568	8,070
Church & Dwight Co. Inc.	90,596	7,951
Kraft Heinz Co.	238,773	7,865
Tyson Foods Inc. Class A	106,454	6,941
Conagra Brands Inc.	179,704	6,570
Kellogg Co.	92,575	5,916
AmerisourceBergen Corp. Class A	54,048	5,573
Keurig Dr Pepper Inc.	163,606	4,982
Hormel Foods Corp.	102,525	4,837
J M Smucker Co.	40,553	4,753
Lamb Weston Holdings Inc.	54,018	3,910
Coca-Cola European Partners plc	72,898	3,257
Campbell Soup Co.	64,308	3,217
Bunge Ltd.	49,299	2,903
Ingredion Inc.	25,246	1,948
* Herbalife Nutrition Ltd.	33,529	1,606
		557,222
Financials (9.6%)
JPMorgan Chase & Co.	1,120,418	132,075
Bank of America Corp.	2,860,731	80,558
Citigroup Inc.	769,977	42,403
BlackRock Inc.	54,412	37,999
S&P Global Inc.	89,153	31,362
Morgan Stanley	492,692	30,463
Goldman Sachs Group Inc.	122,683	28,288
Charles Schwab Corp.	530,742	25,890
Chubb Ltd.	166,057	24,548
Truist Financial Corp.	498,673	23,148
CME Group Inc.	131,545	23,024
US Bancorp	501,831	21,684
PNC Financial Services Group Inc.	156,898	21,663
Marsh & McLennan Cos. Inc.	186,791	21,414
Intercontinental Exchange Inc.	199,532	21,053
Progressive Corp.	216,070	18,822

Aon plc Class A	84,943	17,404
Moody's Corp.	59,980	16,935
IHS Markit Ltd.	146,829	14,604
MetLife Inc.	283,320	13,081
MSCI Inc. Class A	30,150	12,344
American International Group Inc.	318,048	12,226
Travelers Cos. Inc.	93,705	12,149
T. Rowe Price Group Inc.	83,898	12,032
Allstate Corp.	116,098	11,883
Bank of New York Mellon Corp.	296,362	11,594
Aflac Inc.	262,322	11,524
Prudential Financial Inc.	146,025	11,042
Willis Towers Watson plc	47,526	9,894
State Street Corp.	130,063	9,167
Discover Financial Services	113,477	8,643
Ameriprise Financial Inc.	44,246	8,196
First Republic Bank	62,637	8,115
Arthur J Gallagher & Co.	69,489	8,020
KKR & Co. Inc.	196,700	7,461
MarketAxess Holdings Inc.	13,600	7,333
Fifth Third Bancorp	264,082	6,692
Northern Trust Corp.	71,110	6,622
* SVB Financial Group	18,900	6,518
Broadridge Financial Solutions Inc.	42,388	6,226
Hartford Financial Services Group Inc.	132,225	5,844
KeyCorp	358,573	5,543
M&T Bank Corp.	47,339	5,514
Regions Financial Corp.	356,383	5,442
Nasdaq Inc.	41,956	5,370
Citizens Financial Group Inc.	156,641	5,116
Principal Financial Group Inc.	99,845	4,971
* Markel Corp.	4,962	4,832
* Arch Capital Group Ltd.	144,572	4,654
FactSet Research Systems Inc.	13,700	4,572
Credicorp Ltd.	29,400	4,525
Huntington Bancshares Inc.	373,237	4,509
Cincinnati Financial Corp.	55,051	4,203
Annaly Capital Management Inc.	524,733	4,198
Ally Financial Inc.	139,248	4,129
Raymond James Financial Inc.	44,866	4,081
Brown & Brown Inc.	86,800	3,909
Equitable Holdings Inc.	152,111	3,861
Cboe Global Markets Inc.	40,300	3,680
Fidelity National Financial Inc.	101,413	3,650
Globe Life Inc.	39,005	3,631
W R Berkley Corp.	52,231	3,402
Lincoln National Corp.	70,983	3,352
Everest Re Group Ltd.	14,501	3,296
RenaissanceRe Holdings Ltd.	18,918	3,115
AGNC Investment Corp.	203,690	3,112
Alleghany Corp.	5,168	2,973
Assurant Inc.	22,118	2,856
Voya Financial Inc.	45,653	2,631
Comerica Inc.	52,104	2,563
Commerce Bancshares Inc.	37,217	2,455
Zions Bancorp NA	60,646	2,340
SEI Investments Co.	42,331	2,233

Franklin Resources Inc.	97,900	2,153
Santander Consumer USA Holdings Inc.	29,098	643
CNA Financial Corp.	11,800	407
		967,864
Health Care (13.7%)
UnitedHealth Group Inc.	349,163	117,438
Pfizer Inc.	2,057,366	78,818
Merck & Co. Inc.	934,745	75,144
Abbott Laboratories	639,234	69,178
AbbVie Inc.	651,819	68,167
Thermo Fisher Scientific Inc.	146,110	67,938
Medtronic plc	496,261	56,425
Bristol-Myers Squibb Co.	837,726	52,274
Danaher Corp.	231,667	52,039
Amgen Inc.	217,852	48,372
Eli Lilly and Co.	311,853	45,421
* Intuitive Surgical Inc.	42,839	31,103
Stryker Corp.	128,290	29,943
Anthem Inc.	93,285	29,060
Gilead Sciences Inc.	464,781	28,198
Zoetis Inc.	175,786	28,193
Cigna Corp.	133,926	28,009
Becton Dickinson and Co.	101,977	23,948
* Vertex Pharmaceuticals Inc.	95,720	21,800
Humana Inc.	48,936	19,600
* Edwards Lifesciences Corp.	227,739	19,105
* Regeneron Pharmaceuticals Inc.	35,649	18,396
* Boston Scientific Corp.	529,175	17,542
* Illumina Inc.	54,305	17,491
* Moderna Inc.	105,100	16,053
HCA Healthcare Inc.	98,366	14,766
* IDEXX Laboratories Inc.	31,091	14,332
Baxter International Inc.	188,346	14,327
* Biogen Inc.	58,185	13,974
* Align Technology Inc.	28,748	13,836
* Veeva Systems Inc. Class A	49,400	13,677
Agilent Technologies Inc.	114,525	13,388
* Centene Corp.	211,558	13,043
* IQVIA Holdings Inc.	70,167	11,858
Zimmer Biomet Holdings Inc.	76,372	11,389
ResMed Inc.	52,824	11,072
* DexCom Inc.	34,100	10,901
* Alexion Pharmaceuticals Inc.	78,298	9,561
Cerner Corp.	112,372	8,410
* Teladoc Health Inc.	38,700	7,692
* Seagen Inc.	44,700	7,613
West Pharmaceutical Services Inc.	27,300	7,512
* Viatris Inc.	442,813	7,448
* Laboratory Corp. of America Holdings	35,757	7,146
* Exact Sciences Corp.	55,100	6,670
Teleflex Inc.	17,100	6,545
* Hologic Inc.	94,527	6,535
Quest Diagnostics Inc.	49,497	6,137
Cooper Cos. Inc.	18,119	6,074
STERIS plc	31,100	6,028
Cardinal Health Inc.	108,313	5,913
* Varian Medical Systems Inc.	33,663	5,857

* Incyte Corp.	67,556	5,711
* Alnylam Pharmaceuticals Inc.	42,488	5,520
* BioMarin Pharmaceutical Inc.	67,114	5,282
* Masimo Corp.	18,000	4,581
* Elanco Animal Health Inc.	148,900	4,555
* ABIOMED Inc.	16,480	4,517
* Bio-Rad Laboratories Inc. Class A	7,800	4,200
Dentsply Sirona Inc.	80,199	4,081
* Sarepta Therapeutics Inc.	27,600	3,888
Universal Health Services Inc. Class B	26,970	3,522
* Henry Schein Inc.	53,154	3,418
* DaVita Inc.	30,623	3,364
* Jazz Pharmaceuticals plc	20,154	2,836
Perrigo Co. plc	49,408	2,382
		1,379,216
Industrials (10.9%)
Visa Inc. Class A	624,588	131,382
Mastercard Inc. Class A	326,362	109,824
* PayPal Holdings Inc.	434,467	93,028
Accenture plc Class A	235,763	58,726
Union Pacific Corp.	251,289	51,283
United Parcel Service Inc. Class B	260,909	44,634
Caterpillar Inc.	200,520	34,808
Fidelity National Information Services Inc.	228,707	33,942
Deere & Co.	115,746	30,282
* Square Inc.	136,800	28,859
American Express Co.	241,742	28,668
Automatic Data Processing Inc.	158,696	27,594
FedEx Corp.	89,221	25,569
CSX Corp.	282,426	25,432
Illinois Tool Works Inc.	116,434	24,578
* Fiserv Inc.	206,726	23,811
Sherwin-Williams Co.	30,454	22,768
Global Payments Inc.	110,324	21,534
Capital One Financial Corp.	167,182	14,317
Trane Technologies plc	88,260	12,907
Johnson Controls International plc	275,849	12,700
Verisk Analytics Inc. Class A	58,595	11,620
Cintas Corp.	32,700	11,618
Paychex Inc.	118,000	10,992
Rockwell Automation Inc.	42,668	10,904
PACCAR Inc.	124,979	10,881
Stanley Black & Decker Inc.	56,905	10,488
* Mettler-Toledo International Inc.	8,687	9,990
* Keysight Technologies Inc.	69,066	8,291
* FleetCor Technologies Inc.	30,500	8,089
* Zebra Technologies Corp.	19,400	7,341
Old Dominion Freight Line Inc.	36,075	7,336
WW Grainger Inc.	16,447	6,880
Vulcan Materials Co.	48,506	6,774
Synchrony Financial	215,153	6,556
Dover Corp.	53,418	6,519
Kansas City Southern	34,851	6,488
TransUnion	70,200	6,395
Xylem Inc.	65,853	6,320
Martin Marietta Materials Inc.	23,090	6,133
* Trimble Inc.	92,150	5,517

Expeditors International of Washington Inc.	61,087	5,459
IDEX Corp.	28,000	5,408
* Waters Corp.	22,609	5,246
Masco Corp.	97,500	5,233
Wabtec Corp.	67,201	4,926
* Fair Isaac Corp.	10,400	4,917
CH Robinson Worldwide Inc.	48,897	4,595
Packaging Corp. of America	34,820	4,527
Jack Henry & Associates Inc.	27,900	4,488
JB Hunt Transport Services Inc.	30,651	4,147
Westrock Co.	95,300	4,023
Allegion plc	33,859	3,861
* XPO Logistics Inc.	33,100	3,531
Snap-on Inc.	19,919	3,503
Western Union Co.	150,027	3,385
Robert Half International Inc.	41,507	2,664
		1,091,691
Real Estate (3.0%)
American Tower Corp.	163,185	37,728
Prologis Inc.	272,338	27,247
Crown Castle International Corp.	153,494	25,721
Equinix Inc.	32,510	22,685
Digital Realty Trust Inc.	98,946	13,333
* CoStar Group Inc.	14,403	13,115
Public Storage	55,537	12,466
SBA Communications Corp. Class A	40,700	11,688
Welltower Inc.	154,637	9,739
AvalonBay Communities Inc.	51,821	8,633
Equity Residential	136,315	7,895
Realty Income Corp.	127,202	7,628
Alexandria Real Estate Equities Inc.	46,180	7,561
* CBRE Group Inc. Class A	122,674	7,500
Ventas Inc.	137,798	6,602
Invitation Homes Inc.	206,041	5,889
Healthpeak Properties Inc.	200,650	5,791
* Zillow Group Inc. Class C	53,200	5,736
Boston Properties Inc.	57,567	5,651
Mid-America Apartment Communities Inc.	41,826	5,277
Extra Space Storage Inc.	46,800	5,276
Duke Realty Corp.	135,502	5,157
Sun Communities Inc.	36,000	5,004
WP Carey Inc.	63,400	4,388
UDR Inc.	107,733	4,144
Equity LifeStyle Properties Inc.	63,700	3,732
Host Hotels & Resorts Inc.	256,000	3,592
Iron Mountain Inc.	106,824	2,938
VEREIT Inc.	403,594	2,861
Regency Centers Corp.	62,502	2,849
Vornado Realty Trust	63,858	2,485
Federal Realty Investment Trust	27,300	2,381
Kimco Realty Corp.	153,244	2,213
* Zillow Group Inc. Class A	19,750	2,179
		297,084
Technology (32.0%)
Apple Inc.	5,970,564	710,796
Microsoft Corp.	2,770,478	593,076

* Facebook Inc. Class A	888,377	246,054
* Alphabet Inc. Class A	111,091	194,898
* Alphabet Inc. Class C	109,636	193,040
NVIDIA Corp.	218,339	117,043
* Adobe Inc.	177,960	85,148
* salesforce.com Inc.	320,361	78,745
Intel Corp.	1,568,287	75,827
QUALCOMM Inc.	416,279	61,264
Broadcom Inc.	144,504	58,030
Texas Instruments Inc.	339,695	54,776
Oracle Corp.	710,451	41,007
International Business Machines Corp.	328,760	40,608
* Advanced Micro Devices Inc.	431,371	39,971
* ServiceNow Inc.	70,233	37,543
Intuit Inc.	93,238	32,822
* Zoom Video Communications Inc. Class A	61,800	29,563
Applied Materials Inc.	338,892	27,952
* Micron Technology Inc.	411,270	26,358
Lam Research Corp.	53,571	24,249
* Autodesk Inc.	81,104	22,728
Analog Devices Inc.	135,590	18,858
NXP Semiconductors NV	103,048	16,325
* Twilio Inc. Class A	50,576	16,189
Cognizant Technology Solutions Corp. Class A	199,137	15,558
* DocuSign Inc. Class A	65,900	15,017
KLA Corp.	57,150	14,400
* Workday Inc. Class A	63,556	14,287
* Twitter Inc.	284,899	13,251
Xilinx Inc.	90,375	13,154
* Synopsys Inc.	55,215	12,561
* Splunk Inc.	58,658	11,977
Microchip Technology Inc.	89,100	11,974
* Cadence Design Systems Inc.	101,500	11,804
HP Inc.	529,487	11,612
Marvell Technology Group Ltd.	244,500	11,318
* Atlassian Corp. plc Class A	47,000	10,577
* Okta Inc.	42,300	10,365
* Palo Alto Networks Inc.	35,018	10,292
Skyworks Solutions Inc.	61,847	8,731
* RingCentral Inc. Class A	28,600	8,496
Maxim Integrated Products Inc.	98,596	8,187
* Coupa Software Inc.	24,400	8,025
* Paycom Software Inc.	18,200	7,591
* VeriSign Inc.	37,649	7,557
* Yandex NV Class A	109,220	7,532
CDW Corp.	52,208	6,813
Teradyne Inc.	61,100	6,742
* Qorvo Inc.	42,400	6,643
* Dell Technologies Inc.	92,753	6,403
* EPAM Systems Inc.	19,700	6,350
* Akamai Technologies Inc.	59,503	6,159
* Slack Technologies Inc. Class A	141,200	6,055
* Fortinet Inc.	48,900	6,026
* Arista Networks Inc.	21,542	5,831
Citrix Systems Inc.	45,838	5,680
* Datadog Inc. Class A	56,000	5,539
Seagate Technology plc	93,671	5,509

	Hewlett Packard Enterprise Co.	477,361	5,270
	Western Digital Corp.	110,623	4,965
*	Gartner Inc.	31,800	4,833
*	GoDaddy Inc. Class A	60,500	4,812
*	Wix.com Ltd.	17,800	4,547
*	Check Point Software Technologies Ltd.	38,458	4,526
	NetApp Inc.	82,365	4,391
*	PTC Inc.	38,700	4,174
^,*	VMware Inc. Class A	29,274	4,095
*	Zscaler Inc.	26,200	4,081
*	F5 Networks Inc.	22,744	3,703
	NortonLifeLock Inc.	200,883	3,662
	Amdocs Ltd.	48,425	3,187
*	Flex Ltd.	187,000	3,035
*	Arrow Electronics Inc.	27,988	2,565
			3,222,732
Telecommunications (4.1%)
	Verizon Communications Inc.	1,532,880	92,601
	Comcast Corp. Class A	1,676,490	84,227
	AT&T Inc.	2,637,280	75,822
	Cisco Systems Inc.	1,571,085	67,588
*	Charter Communications Inc. Class A	55,440	36,146
*	T-Mobile US Inc.	203,823	27,096
	Motorola Solutions Inc.	62,986	10,804
	CenturyLink Inc.	406,000	4,243
*	Altice USA Inc. Class A	113,200	3,840
*	DISH Network Corp. Class A	91,500	3,282
*	Liberty Global plc Class C	136,700	2,958
	Juniper Networks Inc.	120,825	2,631
*	Liberty Global plc Class A	67,500	1,520
			412,758
Utilities (1.1%)
	Waste Management Inc.	156,214	18,610
	Sempra Energy	107,400	13,691
	American Water Works Co. Inc.	67,097	10,291
	Consolidated Edison Inc.	123,525	9,419
	Edison International	132,300	8,118
	PPL Corp.	284,637	8,089
	Republic Services Inc. Class A	77,632	7,509
	CMS Energy Corp.	105,805	6,511
	AES Corp.	243,600	4,979
	Alliant Energy Corp.	91,600	4,818
	Atmos Energy Corp.	45,200	4,334
	CenterPoint Energy Inc.	186,316	4,321
	NiSource Inc.	142,892	3,458
	Avangrid Inc.	21,239	989
			105,137
Total Common Stocks (Cost $5,935,509)			10,029,885

	Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund	0.109%		427,550	42,755
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Treasury Bill	0.095%	1/28/21	1,332	1,332
Total Temporary Cash Investments (Cost $44,087)				44,087
Total Investments (100.1%) (Cost $5,979,596)				10,073,972
Other Assets and Liabilities—Net (-0.1%)				(8,546)
Net Assets (100%)				10,065,426
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,484,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $6,714,000 was received for securities on loan.
3 Securities with a value of $1,332,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	179	32,428	(56)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	10,029,885	—	—	10,029,885
Temporary Cash Investments	42,755	1,332	—	44,087
Total	10,072,640	1,332	—	10,073,972
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	75	—	—	75
1 Represents variation margin on the last day of the reporting period.